INSURANCE CONTRACTS	6 Months Ended
Jun. 30, 2024
Insurance Contracts [Abstract]
INSURANCE CONTRACTS	INSURANCE CONTRACTS
The following table shows the reconciliation from the opening to the closing balances of the insurance liabilities related to the partnership’s insurance contracts from its residential mortgage insurer, reported by measurement components.

(US$ MILLIONS)	Estimates of present value of future cash flows	Risk adjustment	Contractual service margin	Total
Insurance liabilities, as at January 1, 2024	$385	$479	$1,070	$1,934
Change during period:
Changes that relate to current service:
Contractual service margin recognized for services provided	—	—	(193)	(193)
Change in risk adjustment recognized for the risk expired	—	(34)	—	(34)
Changes that relate to future service:
Contracts initially recognized in the period	(165)	59	106	—
Changes in estimates that adjust the contractual service margin	(1)	(29)	30	—
Changes that relate to past services:
Adjustments to liabilities for incurred claims	(10)	—	—	(10)
Insurance finance income/(expenses)	8	10	15	33
Foreign currency translation	(11)	(15)	(33)	(59)
	(179)	(9)	(75)	(263)

Cash flows:
Premiums received	242	—	—	242
Claims and other insurance service expenses paid	(20)	—	—	(20)
Insurance acquisition cash flows	(31)	—	—	(31)
Insurance liabilities, as at June 30, 2024	$397	$470	$995	$1,862

(US$ MILLIONS)	Estimates of present value of future cash flows	Risk adjustment	Contractual service margin	Total
Insurance liabilities, as at January 1, 2023	$352	$585	$965	$1,902
Changes during period:
Changes that relate to current service:
Contractual service margin recognized for services provided	—	—	(146)	(146)
Change in risk adjustment recognized for the risk expired	—	(41)	—	(41)
Experience adjustments	(15)	—	—	(15)
Changes that relate to future service:
Contracts initially recognized in the period	(130)	48	82	—
Changes in estimates that adjust the contractual service margin	50	(120)	70	—
Changes that relate to past services:
Adjustments to liabilities for incurred claims	11	2	—	13
Insurance finance income/(expenses)	(3)	15	11	23
Foreign currency translation	9	12	22	43
	(78)	(84)	39	(123)
Cash flows:
Premiums received	194	—	—	194
Claims and other insurance service expenses paid	(31)	—	—	(31)
Insurance acquisition cash flows	(28)	—	—	(28)
Insurance liabilities, as at June 30, 2023	$409	$501	$1,004	$1,914